Related parties - Summary of Remuneration to Related Parties (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
N Holland [Member]
Disclosure of transactions between related parties [line items]
Salary paid, executive directors and prescribed officers	$ 406,700	$ 396,500
P Schmidt [Member]
Disclosure of transactions between related parties [line items]
Salary paid, executive directors and prescribed officers	124,150	121,000
B Mattison [Member]
Disclosure of transactions between related parties [line items]
Salary paid, executive directors and prescribed officers	$ 88,217	$ 86,000